Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8:- INTANGIBLE ASSETS, NET

a.	Intangible assets are comprised of the following:

	December 31,
	2022	2021
Original amount:
Acquired technology	$10,534	$10,244
License	1,000	1,000
Customer relationships	4,717	3,504
Non-competition agreement	974	974
Software development costs	1,320	1,320
Distribution rights	688	380

	$19,233	$17,422
Accumulated amortization:
Acquired technology	3,276	2,355
License	165	46
Customer relationships	3,534	3,268
Non-competition agreement	833	596
Software development costs	1,285	844
Distribution rights	250	250

	9,343	7,359

Intangible assets, net	$9,890	$10,063

Amortization expenses for the years ended December 31, 2022, 2021 and 2020 were $2,982, $1,850 and $1,219, respectively.

b.	Amortization expenses for future periods are as shown below:

Years ending December 31,	Amount

2023	$2,249
2024	1,923
2025	1,539
2026	1,538
2027	1,537
2028 and thereafter	1,104

$9,890